Note 10 - Deposits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

(10) Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled $272,110 and $511,387 as of December 31, 2015 and 2014, respectively.

Components of interest-bearing deposits as of December 31 are as follows:

	2015	2014

Interest-Bearing Demand	$412,959,430	$363,501,727
Savings	64,976,174	59,215,257
Time, $100,000 and Over	202,800,899	210,502,901
Other Time	196,931,462	217,743,826

	$877,667,965	$850,963,711

At December 31, 2015 and December 31, 2014, the Company had brokered deposits of $25,576,524 and $26,298,267, respectively. All of these brokered deposits represent Certificate of Deposit Account Registry Service (CDARS) reciprocal deposits. The CDARS deposits are ones in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company receives reciprocal brokered deposits in a like amount. The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of $100,000 was $141,900,102 and $140,832,026 as of December 31, 2015 and December 31, 2014, respectively. The aggregate amount of jumbo certificates of deposit, each with a minimum denomination of $250,000 was $31,755,483 and $35,750,272 as of December 31, 2015 and December 31, 2014, respectively.

As of December 31, 2015, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2016	$287,422,547
2017	55,668,788
2018	32,350,483
2019	10,102,321
2020 and Thereafter	14,188,222

$399,732,361